Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

27. Subsequent Events

(a) Investment in Shenji

On February 26, 2026, the Company and Shenji, a subsidiary of the Company, entered into definitive agreements with certain investors in China, pursuant to which the investors will invest an aggregate of RMB2.257 billion in cash to subscribe for Shenji’s newly issued shares. Upon completion of the investment transaction, a subsidiary of NIO will continue to hold a controlling equity interest of 62.7% in Shenji, the investors will collectively hold 27.3%, and certain entities holding shares to administer Shenji’s share incentive plan will collectively hold the remaining 10.0%.In accordance with Shenji’s share purchase agreements, the redemption of the non-controlling interests is at the holders of non-controlling interests’ option and is upon the occurrence of certain events that are not solely within the control of the Company. Therefore, these redeemable non-controlling interests in Shenji will be classified as mezzanine equity.

(b) Approval of Performance-Based Share Awards to CEO

On March 6, 2026, the board of directors of the Company approved the adoption of its 2026 Share Incentive Plan and approved a grant thereunder of 248,454,460 restricted share units of the Company to the chief executive officer of the Company. These restricted share units are divided into ten equal tranches, the vesting of which is contingent upon the Company’s achievement of specific performance targets relating to market capitalization and net profits.